SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2021 $ / shares
SIGNIFICANT ACCOUNTING POLICIES
Voting share capital in subsidiaries (as percentage)	100.00%
Property and equipment estimated useful lives	5 years
Exercise price, share options granted	$ 0
Intellectual property identified upon business combination | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Intangible assets estimated useful lives	10 years
Intellectual property identified upon business combination | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Intangible assets estimated useful lives	8 years
Intellectual property acquired from third-parties
SIGNIFICANT ACCOUNTING POLICIES
Intangible assets estimated useful lives	3 years
Customer relationships
SIGNIFICANT ACCOUNTING POLICIES
Intangible assets estimated useful lives	10 years
Brands
SIGNIFICANT ACCOUNTING POLICIES
Intangible assets estimated useful lives	10 years
Deferred development costs
SIGNIFICANT ACCOUNTING POLICIES
Intangible assets estimated useful lives	3 years
Trademarks | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Intangible assets estimated useful lives	15 years
Trademarks | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Intangible assets estimated useful lives	3 years